Quarterly Information - Business Information Segment (Detail) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended																	9 Months Ended		12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017		Sep. 30, 2017		Jun. 30, 2017		Mar. 31, 2017		Dec. 31, 2016		Sep. 30, 2016		Jun. 30, 2016		Mar. 31, 2016		Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Business Segment Information [Abstract]
Revenue	$ 316,468	$ 264,498		$ 258,654		$ 256,161		$ 230,278		$ 201,176		$ 185,455		$ 168,535		$ 196,171		$ 906,318	$ 745,093	$ 1,009,591	$ 751,337	$ 1,076,680
Gross profit	113,734	73,703		84,774		84,630		75,360		61,012		47,254		32,610		54,452		311,713	244,764	318,467	195,328	334,639
Net income (loss)	25,495	60,264		18,685		19,033		13,586		4,167		(2,154)		(10,294)		(2,510)		72,284	51,304	111,568	(10,791)	53,134
Net income (loss) attributable to Apergy	$ 25,263	$ 60,194		$ 18,421		$ 18,754		$ 13,269		$ 3,769		$ (2,503)		$ (10,872)		$ (3,036)		$ 71,989	$ 50,444	$ 110,638	$ (12,642)	$ 51,698
Basic earnings per share	$ 0.33	$ 0.78	[1]	$ 0.24	[1]	$ 0.24	[1]	$ 0.17	[1]	$ 0.05	[1]	$ (0.03)	[1]	$ (0.14)	[1]	$ (0.04)	[1]	$ 0.93	$ 0.65
Diluted earnings per share	$ 0.33	$ 0.77	[1]	$ 0.24	[1]	$ 0.24	[1]	$ 0.17	[1]	$ 0.05	[1]	$ (0.03)	[1]	$ (0.14)	[1]	$ (0.04)	[1]	$ 0.93	$ 0.65

[1]	On May 9, 2018, 77,339,828 shares of our common stock were distributed to Dover stockholders in conjunction with the Separation. For comparative purposes, we have assumed the shares issued in conjunction with the Separation to be outstanding as of the beginning of each period prior to the Separation. In addition, we have assumed the potential dilutive securities outstanding as of May 8, 2018, were outstanding and fully dilutive in each of the periods prior to the Separation.